Schedule of Analysis of Bank and Other Borrowings (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Debt Disclosure [Abstract]
Bank borrowings - secured	$ 7,708,640	£ 6,098,608	£ 6,056,487
Bank overdraft - secured	1,086,584	859,639	910,930
Other borrowings - secured	841,893	666,055	621,729
Other borrowings - unsecured	179,463	141,980
Total current portion	9,816,580	7,766,282	7,589,146
Bank borrowings - secured	173,800	137,500	287,500
Total non-current portion	173,800	137,500	287,500
Total bank and other borrowings	$ 9,990,380	£ 7,903,782	£ 7,876,646